INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of components of pretax income/(loss)

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

PRC	648,922	(887,837)	200,263	28,765
Cayman	(8,218)	(5,677)	(6,671)	(958)
Hong Kong	(2,348)	20,129	33,865	4,864
United States	(1,814)	636	(6,394)	(918)
New Zealand	—	389	37,430	5,376
Total income/(loss) before income taxes	636,542	(872,360)	258,493	37,129

Schedule of components of income tax expense

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited
Current tax expense:
PRC	134,350	62,196	67,789	9,737
Hong Kong	—	—	7,386	1,061
New Zealand	—	624	9,964	1,431
Deferred tax (benefit)/expense:
PRC	35,206	(61,108)	42,012	6,035
Hong Kong	—	(684)	774	111
Total income tax expense	169,556	1,028	127,925	18,375

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited
Current tax expense	134,350	62,820	85,139	12,229
Deferred tax (benefit)/expense	35,206	(61,792)	42,786	6,146
Total income tax expense	169,556	1,028	127,925	18,375

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the corporate income tax rate

		Year ended December 31,
	Note	2017	2018	2019	2019
		RMB	RMB	RMB	(Note2) USD
					Unaudited
Income taxes at PRC statutory income tax rate of 25%		159,136	(218,090)	64,623	9,283
Differential tax rates for non-PRC entities		2,053	(439)	(39)	(6)
Preferential income tax rate inside the PRC	(i)	(127,602)	(6,896)	3,120	448
Change in the beginning-of-the-year balance of the valuation allowance due to a change in judgment about the realizability of deferred tax assets in future years		55,541	20,811	1,815	261
Current year change of valuation allowance on deferred tax assets		27,757	81,907	65,024	9,340
Distribution tax on PRC earnings		30,000	—	12,000	1,724
Non-deductible share-based compensation expense		42,429	6,748	6,466	929
Non-deductible bonus expense paid out of trust funds		—	—	6,483	931
Tax savings from additional deductions on certain research and development expenses	(ii)	(8,117)	(18,386)	(24,757)	(3,556)
(Non-taxable)/taxable gain on disposal of subsidiaries		(8,869)	541	—	—
Non-deductible loss on goodwill impairment		—	126,250	—	—
Interest on unrecognized tax benefits		—	4,267	12,369	1,777
Tax-exempt income		—	—	(36,504)	(5,243)
Change of tax rate impact		—	—	9,028	1,297
Distribution tax on VIE earnings		—	—	4,745	682
Other, net		(2,772)	4,315	3,552	508
Reported income taxes		169,556	1,028	127,925	18,375
Effective tax rate		27%	0.1%	49%	49%

(i)

Yin Sai was granted the qualification of an “eligible high-tech enterprise” in 2019 which retroactively entitles Yin Sai to a preferential tax rate of 15% for years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Yin He You was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the year ended December 31, 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019, as long as it continues meeting the related requirements. Gold Master Network was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Yi Shi was granted the “qualified software enterprise” status in 2019 and is eligible for an income tax exemption for the years ended December 31, 2019 and 2020, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2021 to 2023, as long as it continues meeting the related requirements. Per share impact of such tax holiday is RMB 0.09, RMB 0.00 and RMB 0.00 for the years ended December 31, 2017, 2018 and 2019, respectively.

(ii)

This amount represents tax incentives relating to the research and development expenses of certain operating subsidiaries in the PRC, which enables the claim of an additional tax deduction of the qualified research and development expenses incurred. Prior to 2018, the tax incentive percentage was 50%. Starting from 2018 until the end of 2020, the percentage is 75%.

Schedule of significant components of deferred income tax assets/ liabilities

	Year ended December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited

Net operating loss carryforwards	61,877	101,166	14,532
Accrued social insurance	21,379	31,646	4,546
Advertising expense carryforwards	21,316	47,561	6,832
Deferred revenue	22,557	29,810	4,282
Impairment allowance of accounts receivable	3,527	3,527	507
Operating lease liabilities	—	7,559	1,086
Provision	—	344	49
Intangible assets	20,640	21,201	3,045
Unrealized loss on investment securities	4,745	—	—
Prepayments relating to operating lease	—	871	125
Total deferred tax assets	156,041	243,685	35,004
Less: Valuation allowance	(124,726)	(191,564)	(27,517)
Deferred tax assets, net of valuation allowance	31,315	52,121	7,487
Undistributed earnings of PRC entities	—	(12,000)	(1,724)
Intangible assets	(76,006)	(69,414)	(9,971)
Investment securities	—	(43,211)	(6,207)
Operating lease right-of-use assets	—	(8,432)	(1,211)
Undistributed earnings of VIE	—	(4,745)	(682)
Equipment and leasehold improvements	(3,688)	(5,582)	(801)
Total deferred tax liabilities	(79,694)	(143,384)	(20,596)
Deferred tax assets, net	31,239	27,206	3,908
Deferred tax liabilities, net	(79,618)	(118,469)	(17,017)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

RMB
Balance at December 31, 2017	—
Increase based on tax positions taken in the prior year	40,067
Balance at December 31, 2018	40,067
Increase based on tax positions taken in the prior year	39,371
Increase based on tax positions expected to be taken in current year	37,118
Balance at December 31, 2019	116,556